DEBT OBLIGATIONS - Partnership’s Debt Obligations (Details) € in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 BRL (R$)	Jun. 30, 2024 INR (₨)	Jun. 30, 2024 KRW (₩)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Deferred financing costs		$ (374)	$ (344)
Current	[1]	15,895	15,319
Non-current	[1]	52,686	53,393
Total debt obligations		$ 68,581	68,712
Percentage of debt obligations with suspended contractual payment		4.00%		4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations		$ 43,281	43,788
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations		7,361	7,409	€ 6,871								€ 6,711
British Pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations		6,646	6,240		£ 5,256								£ 4,902
Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations		3,474	3,967			$ 4,752								$ 5,257
Brazilian Reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations		1,952	1,731				R$ 10,850								R$ 8,380
Indian Rupee
Disclosure of detailed information about borrowings [line items]
Total debt obligations		2,269	2,226					₨ 189,105								₨ 185,506
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations		1,941	1,756						₩ 2,670,000								₩ 2,280,000
Australian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations		1,248	1,310							$ 1,872								$ 1,923
Chinese Yuan
Disclosure of detailed information about borrowings [line items]
Total debt obligations		552	494								¥ 4,031								¥ 3,521
Other currencies
Disclosure of detailed information about borrowings [line items]
Total debt obligations		231	135
Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Total debt obligations		$ 267	$ 47
Unsecured Debt | Weighted-average rate | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average rate		6.68%	6.85%	6.68%	6.68%	6.68%	6.68%	6.68%	6.68%	6.68%	6.68%	6.85%	6.85%	6.85%	6.85%	6.85%	6.85%	6.85%	6.85%
Unsecured Debt | Brookfield Property Partners’ credit facilities
Disclosure of detailed information about borrowings [line items]
Total debt obligations		$ 2,151	$ 3,251
Unsecured Debt | Brookfield Property Partners’ credit facilities | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate		7.34%	7.36%	7.34%	7.34%	7.34%	7.34%	7.34%	7.34%	7.34%	7.34%	7.36%	7.36%	7.36%	7.36%	7.36%	7.36%	7.36%	7.36%
Unsecured Debt | Brookfield Property Partners’ corporate bonds
Disclosure of detailed information about borrowings [line items]
Total debt obligations		$ 1,389	$ 1,887
Unsecured Debt | Brookfield Property Partners’ corporate bonds | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate		4.79%	4.67%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.79%	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%	4.67%
Unsecured Debt | Brookfield Properties Retail Holdings LLC (“BPYU”) term debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations		$ 1,192	$ 1,366
Unsecured Debt | Brookfield Properties Retail Holdings LLC (“BPYU”) term debt | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate		7.94%	7.96%	7.94%	7.94%	7.94%	7.94%	7.94%	7.94%	7.94%	7.94%	7.96%	7.96%	7.96%	7.96%	7.96%	7.96%	7.96%	7.96%
Unsecured Debt | BPYU senior secured notes
Disclosure of detailed information about borrowings [line items]
Total debt obligations		$ 1,695	$ 1,695
Unsecured Debt | BPYU senior secured notes | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate		5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
Unsecured Debt | BPYU corporate facility
Disclosure of detailed information about borrowings [line items]
Total debt obligations		$ 152	$ 508
Unsecured Debt | BPYU corporate facility | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate		8.19%	8.21%	8.19%	8.19%	8.19%	8.19%	8.19%	8.19%	8.19%	8.19%	8.21%	8.21%	8.21%	8.21%	8.21%	8.21%	8.21%	8.21%
Unsecured Debt | BPYU junior subordinated notes
Disclosure of detailed information about borrowings [line items]
Total debt obligations		$ 198	$ 198
Unsecured Debt | BPYU junior subordinated notes | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate		7.01%	7.07%	7.01%	7.01%	7.01%	7.01%	7.01%	7.01%	7.01%	7.01%	7.07%	7.07%	7.07%	7.07%	7.07%	7.07%	7.07%	7.07%
Secured Debt | Fixed rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation		$ 29,080	$ 28,417
Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation		$ 29,334	$ 28,049
Secured Debt | Weighted-average rate | Fixed rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate		4.81%	4.40%	4.81%	4.81%	4.81%	4.81%	4.81%	4.81%	4.81%	4.81%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%	4.40%
Secured Debt | Weighted-average rate | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate		8.25%	8.05%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.05%	8.05%	8.05%	8.05%	8.05%	8.05%	8.05%	8.05%
Secured Debt | Funds subscription credit facilities
Disclosure of detailed information about borrowings [line items]
Secured debt obligation		$ 3,497	$ 3,638
Secured Debt | Funds subscription credit facilities | Weighted-average rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate		7.32%	7.38%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.32%	7.38%	7.38%	7.38%	7.38%	7.38%	7.38%	7.38%	7.38%

[1]	The partnership adopted the IAS 1 Amendments as of January 1, 2024. The comparative information has been restated. See Note 2, Summary of Material Accounting Policy Information for further information.